Common Stock (Tables)	12 Months Ended
Dec. 31, 2024
Common Stock [Abstract]
Summary of Issued and Outstanding Common Stock
Authorized : Unlimited number of non-par value common shares.
2024 2023
Issued and outstanding:
millions
of shares

millions of
dollars
millions of
shares

millions of
dollars
Balance, January 1

284.12 $

8,462

269.95 $

7,762
Issuance of common stock under ATM program
(1)(2)

5.12

261

8.29

397
Issued under the DRIP,

net of discounts

6.10

291

5.26

272
Senior management stock options exercised and Employee Share
Purchase Plan

0.60

28

0.62

31
Balance, December 31

295.94 $

9,042

284.12 $

8,462
(1) For the year ended December 31, 2023, a

total of
8,287,037

common shares were issued under Emera's ATM program at an
average price of $ 48.27

per share for gross proceeds of $
400

million ($
397

million net of after-tax issuance costs).
(2) For the year ended December 31, 2024, a

total of
5,117,273

common shares were issued under Emera's ATM program at an
average price of $ 51.52

per share for gross proceeds of $
264

million ($
261

million net of after-tax issuance costs). As at December
31, 2024, an aggregate gross sales limit of $ 336

million remained available for issuance under the

ATM program.